Related Party Transactions - Additional Information (Details)	1 Months Ended		12 Months Ended
	Jun. 30, 2017 D	Apr. 30, 2013 USD ($)	Dec. 31, 2019 USD ($)	Jun. 01, 2017
Acquisitions from KNOT | Vigdis Knutsen
Related Party Transaction
Percentage of interest acquired				100.00%
Number of days vessel went off-hire due to damage | D	6
KNOT UK | Administrative Services Agreement
Related Party Transaction
Period of notice for termination of agreement			90 days
KNOT [Member]
Related Party Transaction
Period of indemnification for certain environmental and toxic tort liabilities		3 years
Deductible for claims related to indemnified environmental and toxic tort liabilities		$ 500,000
Aggregate cap on indemnification for certain environmental and toxic tort liabilities		$ 5,000,000
KNOT [Member] | Bodil Knutsen
Related Party Transaction
Period of related party guarantee of payment of hire rate		5 years
KNOT [Member] | Windsor Knutsen
Related Party Transaction
Period of related party guarantee of payment of hire rate		5 years
Directors
Related Party Transaction
Director and committee member fees			$ 50,000
Members of audit and conflicts committees
Related Party Transaction
Director and committee member fees			12,000
Chairmen of audit and conflicts committees
Related Party Transaction
Director and committee member fees			3,000
KNOT UK | Andrew Beveridge
Related Party Transaction
Director and committee member fees			10,000
KNOT UK | Richard Beyer
Related Party Transaction
Director and committee member fees			10,000
KNOT UK | John Costain
Related Party Transaction
Total compensation under employment agreements			114,892
KNOT UK | Gary Chapman
Related Party Transaction
Total compensation under employment agreements			$ 102,198
TSSI [Member] | KNOT [Member]
Related Party Transaction
Percentage ownership in joint venture			50.00%
NYK [Member] | KNOT [Member]
Related Party Transaction
Percentage ownership in joint venture			50.00%
KNOT [Member] | KNOT Management
Related Party Transaction
Ownership percentage acquired			100.00%
KNOT [Member] | KNOT Management Denmark AS
Related Party Transaction
Ownership percentage acquired			100.00%
Seglem Holding AS [Member] | TSSI [Member]
Related Party Transaction
Ownership percentage acquired			100.00%